Supplementary Financial Information (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,808	$ 1,845	$ 1,707
Accumulated Amortization	531	563	568
Net	1,277	1,282	1,139
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	669	662	641
Accumulated Amortization	126	122	117
Net	543	540	524
Capitalized Software and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,139	1,183	1,066
Accumulated Amortization	405	441	451
Net	$ 734	$ 742	$ 615